Related Party Disclosures	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Related party disclosures

16. Related party disclosures

Compensation of key management personnel of the Company

	2023	2022	2021
	(in thousands)
	£	£	£
Short-term employee benefits	2,684	2,770	2,165
Pension and other benefits	145	135	104
Share-based payments	3,154	4,255	5,637
	5,983	7,160	7,906

The amounts disclosed in the table above are the amounts recognized as an expense during the reporting year.